Trade and other receivables	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

	2022	2021
	$	$

Trade	22,894	15,477
Loss allowance	(3,043)	(3,519)

Total trade receivables	19,851	11,958

Research and development tax credits receivable	4,195	6,605
Sales tax receivable	6,323	2,827
Merchant cash advances	6,300	2,309
Acquisition-related receivables	9,097	1,072

Total trade and other receivables	45,766	24,771